POST BALANCE SHEET EVENTS	6 Months Ended
Jun. 30, 2024
POST BALANCE SHEET EVENTS
POST BALANCE SHEET EVENTS

14 POST BALANCE SHEET EVENTS

In China, the Group’s OTC business (which represents c. 40% of Haleon’s total China business) is conducted through a joint venture ‘Tianjin SmithKline and French’ (TSKF) between Haleon, the Tianjin Pharmaceutical Group and Tianjin Pharmaceutical Da Ren Tang Group Corporation Limited, via a joint venture agreement which was due to expire in September 2024. As noted in our Annual Report and Form 20-F 2023, the Group has been in discussions with the joint venture parties to agree arrangements for the continued operation of TSKF. While these discussions remain ongoing, Haleon and the joint venture parties have entered into an extension to the term of the TSKF joint venture agreement to June 2025.